Related party transactions (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2023
Related party transactions (Details) [Line Items]
Borrowings, interest rate							6.00%		10.00%
Payments for debt issue costs (in Dollars)						$ 400,000
Repayments of current borrowings (in Dollars)				$ 800,000
Amount owed to executive officer
Accounts Payable and Accrued Liabilities
Directors [Member]
Related party transactions (Details) [Line Items]
Directors' remuneration expense	$ 30,777	$ 33,201	$ 60,363		$ 99,716
Performance Share Units [Member]
Related party transactions (Details) [Line Items]
Performance Share Units Granted (in Shares) | shares			57,692	57,692
Performance Share Units [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise Prices Per Shares (in Dollars per share) | $ / shares				$ 6.6
Performance Share Units [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise Prices Per Shares (in Dollars per share) | $ / shares				$ 9.9
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Proceeds from non-current borrowings (in Dollars)							$ 1,200,000
Monthly Payments For Loan (in Dollars)							$ 6,000
Subsequently Reduced Monthly Payment (in Dollars)						$ 4,000